Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of right-of-use assets
Right-of-use assets as of December 31, 2019 and January 1, 2019 were comprised of the following:

($ millions)	December 31, 2019	January 1, 2019
Land	20	20
Buildings	277	226
Machinery & equipment and other assets	27	33
Total right-of-use assets(1)	324	279

(1)
Right-of-use assets, related to operating leases at the date of implementation of IFRS 16, were higher than the lease liabilities at the date of implementation of IFRS 16 by $3 million, due to the net impact of prepayments and accrued lease payments recognized at December 31, 2018. This impact was offset by the lease liability related to the finance lease exceeding the corresponding capital asset by $10 million.

Depreciation charges of $66 million for the year ended December 31, 2019 are shown in the table below by underlying class of asset:

($ millions)	2019
Land	1
Buildings	47
Machinery & equipment and other assets	18
Total	66

Reconciliation of lease commitments and lease liability recorded	The reconciliation of lease commitments disclosed as of December 31, 2018 and lease liabilities recorded on January 1, 2019 is as follows:

($ millions)
Operating lease commitments as of December 31, 2018	222
Effect of discounting	(21)
Operating leases discounted using the incremental borrowing rate(1)	201
Finance lease liabilities recognized as at December 31, 2018	89
Recognition exemption for short term and low-value leases	(4)
Lease liabilities as of January 1, 2019	286
(1)
Weighted average incremental borrowing rate of 2.9% was applied at January 1, 2019, the date of implementation of IFRS 16, Leases.
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The contractual maturities of the undiscounted lease liabilities as of December 31, 2019, are as follows:

($ millions)	Lease liabilities undiscounted
Not later than one year	73
Between one and five years	176
Later than five years	200
Total lease liabilities undiscounted	449

($ millions)	Lease liabilities
Not later than one year	61
Between one and five years	140
Later than five years	140
Total lease liabilities	341
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2019:

($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	245	16	261
Between one and five years	1,247	—	1,247
Later than five years	2,000	—	2,000
Total cash flows	3,492	16	3,508
Unamortized debt discount and issuance costs	(29)	—	(29)
Total carrying value	3,463	16	3,479
The following table provides details on the maturity of the future contractual interest payments commitments:

($ millions)	Interest
Not later than one year	94
Between one and five years	336
Later than five years	653
Total cash flows	1,083

Schedule of additional disclosures related to leases
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

($ millions)	2019
Interest expense on lease liabilities	11
Expense on short-term and low value leases	3
Total cash outflows for leases	59
Thereof:
Lease liability payments(1)	52
Interest payments(2)	5
Short-term and low value lease payments(2)	2

(1)	Reported as cash outflows from financing activities net of lease incentives received
(2)
Included within total net cash flows from operating activities

Disclosure of finance lease and operating lease by lessee	Operational lease commitments as of December 31, 2018, were as follows:

($ millions)	2018
Not later than one year	50
Between one and five years	135
Later than five years	37
Total operational lease commitments	222

Future minimum lease payments under finance leases, together with the present value of the minimum lease payments as of December 31, 2018, were as follows:

($ millions)	2018
Not later than one year	—
Between one and five years	27
Later than five years	153
Total minimum lease liabilities	180
Less future finance charges	(91)
Present value of minimum lease payments	89